AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2024

(unaudited)

Principal Amount	Corporate Bonds (94.1%)	Value	(a)
	Banking (2.2%)
	Comerica, Inc.
$2,000,000	2.500%, 07/23/24	$1,976,960

	Basic Industry (3.0%)
	Metals and Mining (2.0%)
	Cleveland-Cliffs, Inc.
1,750,000	6.750%, 04/15/30 144A	1,755,089

	Paper (1.0%)
	Mercer International, Inc.
975,000	5.500%, 01/15/26	947,816
	Total Basic Industry	2,702,905

	Brokerage/Asset Managers/ Exchanges (0.4%)
	LPL Holdings, Inc.
375,000	4.625%, 11/15/27 144A	359,881

	Capital Goods (6.5%)
	Aerospace/Defense (1.7%)
	TransDigm, Inc.
1,500,000	6.875%, 12/15/30 144A	1,529,093

	Building Materials (1.6%)
	Builders FirstSource, Inc.
1,503,000	5.000%, 03/01/30 144A	1,434,137

	Diversified Manufacturing (3.2%)
	WESCO Distribution, Inc.
2,750,000	7.250%, 06/15/28 144A	2,807,577
	Total Capital Goods	5,770,807

	Communications (3.4%)
	Cable Satellite (1.9%)
	Viasat, Inc.
1,800,000	5.625%, 09/15/25 144A	1,754,654

	Media Entertainment (1.5%)
	ROBLOX Corp.
1,500,000	3.875%, 05/01/30 144A	1,321,482
	Total Communications	3,076,136

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Cyclical (24.1%)
	Automotive (5.1%)
	Allison Transmission, Inc.
$1,250,000	5.875%, 06/01/29 144A	$1,237,635

	Ford Motor Company
1,750,000	6.100%, 08/19/32	1,773,301

	JB Poindexter & Co., Inc.
1,500,000	8.750%, 12/15/31 144A	1,550,447
		4,561,383

	Consumer Cyclical Services (3.2%)
	Cars.com, Inc.
1,850,000	6.375%, 11/01/28 144A	1,798,723

	Cushman & Wakefield US Borrower LLC
1,100,000	6.750%, 05/15/28 144A	1,086,232
		2,884,955

	Gaming (4.9%)
	Caesars Entertainment, Inc.
1,000,000	6.500%, 02/15/32 144A	1,008,806

	Churchill Downs, Inc.
1,000,000	4.750%, 01/15/28 144A	951,964

	Penn Entertainment, Inc.
1,026,000	5.625%, 01/15/27 144A	990,090

	VICI Properties LP/VICI Note Co., Inc.
1,500,000	4.625%, 12/01/29 144A	1,418,587
		4,369,447

	Home Construction (1.9%)
	Century Communities, Inc.
1,675,000	6.750%, 06/01/27	1,681,755

	Leisure (3.4%)
	Live Nation Entertainment, Inc.
1,475,000	4.875%, 11/01/24 144A	1,465,110

	Royal Caribbean Cruises Ltd.
1,500,000	8.250%, 01/15/29 144A	1,587,962
		3,053,072

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Cyclical (continued)
	Lodging (1.1%)
	Marriott Ownership Resorts, Inc.
$1,000,000	4.750%, 01/15/28	$937,232

	Restaurants (1.0%)
	Dave & Buster's, Inc.
880,000	7.625%, 11/01/25 144A	886,846

	Retailers (3.5%)
	Bath & Body Works, Inc.
870,000	6.694%, 01/15/27	884,981
1,000,000	7.500%, 06/15/29	1,036,365

	QVC, Inc.
1,250,000	4.450%, 02/15/25	1,210,954
		3,132,300
	Total Consumer Cyclical	21,506,990

	Consumer Non-Cyclical (6.3%)
	Consumer Products (1.2%)
	Acushnet Co.
1,000,000	7.375%, 10/15/28 144A	1,036,273

	Food and Beverage (2.8%)
	Performance Food Group, Inc.
1,075,000	6.875%, 05/01/25 144A	1,074,979

	US Foods, Inc.
1,500,000	4.750%, 02/15/29 144A	1,423,882
		2,498,861

	Healthcare (0.9%)
	IQVIA, Inc.
750,000	6.500%, 05/15/30 144A	765,386

	Supermarkets (1.4%)
	Albertsons Cos Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
1,325,000	4.625%, 01/15/27 144A	1,282,327
	Total Consumer Non-Cyclical	5,582,847

	Electric (1.2%)
	Midland Cogeneration Venture LP
1,104,518	6.000%, 03/15/25 144A	1,071,382

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Energy (17.6%)
	Independent (1.3%)
	Occidental Petroleum Corp.
$1,000,000	7.500%, 05/01/31	$1,113,118

	Midstream (10.7%)
	Buckeye Partners LP
1,818,000	4.350%, 10/15/24	1,797,128

	Cheniere Energy, Inc.
1,000,000	4.625%, 10/15/28	968,949

	Energy Transfer LP
1,100,000	5.750%, 04/01/25	1,099,652
1,000,000	8.000%, 04/01/29 144A	1,037,943

	Global Partners LP/GLP Finance Corp.
1,175,000	7.000%, 08/01/27	1,175,664

	New Fortress Energy, Inc.
2,141,000	6.750%, 09/15/25 144A	2,126,407

	Venture Global LNG, Inc.
1,250,000	9.875%, 02/01/32 144A	1,347,180
		9,552,923

	Oil Field Services (5.6%)
	Transocean Titan Financing Ltd.
1,750,000	8.375%, 02/01/28 144A	1,821,244

	USA Compression Partners LP/USA Compression Finance Corp.
1,700,000	6.875%, 04/01/26	1,698,045
1,500,000	7.125%, 03/15/29 144A	1,518,684
		5,037,973
	Total Energy	15,704,014

	Finance Companies (6.1%)
	Fortress Transportation and Infrastructure Investors LLC
1,492,000	6.500%, 10/01/25 144A	1,489,765
2,250,000	9.750%, 08/01/27 144A	2,329,736

	OneMain Finance Corp.
1,500,000	9.000%, 01/15/29	1,591,668
	Total Finance Companies	5,411,169

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Other Financial (1.9%)
	The Howard Hughes Corp.
$1,230,000	5.375%, 08/01/28 144A	$1,179,787

	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
500,000	4.750%, 09/15/24	497,696
	Total Other Financial	1,677,483

	Other Industrial (2.2%)
	Tutor Perini Corp.
2,000,000	6.875%, 05/01/25 144A	1,979,519

	REITs (5.8%)
	Other REITs (5.8%)
	RHP Hotel Properties LP/RHP Finance Corp.
1,265,000	4.500%, 02/15/29 144A	1,181,195

	Rithm Capital Corp.
2,163,000	6.250%, 10/15/25 144A	2,145,115

	XHR LP
1,800,000	6.375%, 08/15/25 144A	1,802,286
	Total REITs	5,128,596

	Technology (7.4%)
	Coherent Corp.
1,750,000	5.000%, 12/15/29 144A	1,648,228

	Elastic NV
1,500,000	4.125%, 07/15/29 144A	1,349,857

	Iron Mountain, Inc.
1,375,000	5.250%, 03/15/28 144A	1,330,350

	Iron Mountain Information Management Services, Inc.
1,000,000	5.000%, 07/15/32 144A	913,271

	Zoominfo Technologies LLC/Zoominfo Finance Corp.
1,500,000	3.875%, 02/01/29 144A	1,350,261
	Total Technology	6,591,967

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Transportation (6.0%)
	Airlines (2.7%)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
$1,500,000	5.500%, 04/20/26 144A	$1,489,785

	United Airlines, Inc.
1,000,000	4.375%, 04/15/26 144A	966,738
		2,456,523

	Railroads (2.3%)
	Watco Cos. LLC / Watco Finance Corp.
2,050,000	6.500%, 06/15/27 144A	2,026,246

	Transportation Services (1.0%)
	Cargo Aircraft Management, Inc.
1,000,000	4.750%, 02/01/28 144A	904,337
	Total Transportation	5,387,106
	Total Corporate Bonds (cost $84,237,996)	83,927,762

Shares	Short-Term Investment (3.5%)
3,141,090	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.20%* (cost $3,141,090)		3,141,090

	Total Investments (cost $87,379,086 - note b)	97.6%	87,068,852
	Other assets less liabilities	2.4	2,152,111
	Net Assets	100.0%	$89,220,963

* The rate is an annualized seven-day yield at period end.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $63,536,478 or 71.2% of net assets.

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024

(unaudited)

Portfolio Distribution	Percent of Investments
Aerospace/Defense	1.8%
Airlines	2.9
Automotive	5.4
Banking	2.4
Brokerage/Asset Managers/Exchanges	0.4
Building Materials	1.7
Cable Satellite	2.1
Consumer Cyclical Services	3.4
Consumer Products	1.2
Diversified Manufacturing	3.4
Electric	1.3
Finance Companies	6.5
Food and Beverage	3.0
Gaming	5.2
Healthcare	0.9
Home Construction	2.0
Independent	1.3
Leisure	3.6
Lodging	1.1
Media Entertainment	1.6
Metals and Mining	2.1
Midstream	11.4
Oil Field Services	6.0
Other Financial	2.0
Other Industrial	2.4
Other REITs	6.1
Paper	1.1
Railroads	2.4
Restaurants	1.1
Retailers	3.7
Supermarkets	1.5
Technology	7.9
Transportation Services	1.1
100.0%

See accompanying notes to financial statements.

AQUILA HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024

(unaudited)

(a)   Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)   At March 31, 2024 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $87,810,833 amounted to $741,981, which consisted of aggregate gross unrealized appreciation of $693,363 and aggregate gross unrealized depreciation of $1,435,344.

(c)   Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2024:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$ 3,141,090
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	83,927,762
Level 3 – Significant Unobservable Inputs	—
Total	$ 87,068,852
+ See schedule of investments for a detailed listing of securities.